Schedule of Investments (unaudited)
April 30, 2023
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA(a)	34,786	$ 1,464,629
Health Care REITs — 8.2%
Community Healthcare Trust, Inc.	47,048	1,683,848
Omega Healthcare Investors, Inc.	103,206	2,761,793
Physicians Realty Trust	306,731	4,423,061
Welltower, Inc.	195,248	15,467,546
		24,336,248
Hotel & Resort REITs — 1.6%
Ryman Hospitality Properties, Inc.	51,626	4,628,787
Hotels, Restaurants & Leisure — 1.2%
Hilton Worldwide Holdings, Inc.	25,486	3,670,494
Industrial REITs — 13.6%
Prologis, Inc.	199,301	24,962,450
Rexford Industrial Realty, Inc.	206,342	11,507,694
STAG Industrial, Inc.	106,959	3,622,701
		40,092,845
Office REITs — 7.1%
Alexandria Real Estate Equities, Inc.	77,593	9,635,499
Boston Properties, Inc.	92,715	4,947,272
Cousins Properties, Inc.	149,134	3,252,613
SL Green Realty Corp.	127,304	3,013,286
		20,848,670
Residential REITs — 16.0%
AvalonBay Communities, Inc.	70,346	12,688,308
Equity Residential	118,229	7,477,984
Invitation Homes, Inc.	276,875	9,239,319
Mid-America Apartment Communities, Inc.	24,395	3,751,951
Sun Communities, Inc.	70,360	9,775,115
UDR, Inc.	102,204	4,224,091
		47,156,768
Retail REITs — 10.2%
Agree Realty Corp.	91,530	6,223,125
Federal Realty Investment Trust	32,884	3,251,899
Regency Centers Corp.	112,708	6,923,652
Security	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	79,478	$ 9,006,447
Spirit Realty Capital, Inc.	118,507	4,557,779
		29,962,902
Specialized REITs — 40.3%
American Tower Corp.	121,937	24,922,703
Crown Castle, Inc.	72,320	8,901,869
Digital Realty Trust, Inc.	86,154	8,542,169
EPR Properties	164,198	6,889,748
Equinix, Inc.	24,822	17,973,114
Extra Space Storage, Inc.	57,987	8,816,344
Outfront Media, Inc.	216,513	3,607,107
Public Storage	42,227	12,449,786
SBA Communications Corp.	31,990	8,345,871
VICI Properties, Inc.	418,189	14,193,335
Weyerhaeuser Co.	134,811	4,032,197
		118,674,243
Total Long-Term Investments — 98.7% (Cost: $268,267,081)		290,835,586
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.72%(b)(c)	4,162,245	4,162,245
Total Short-Term Securities — 1.4% (Cost: $4,162,245)		4,162,245
Total Investments — 100.1% (Cost: $272,429,326)		294,997,831
Liabilities in Excess of Other Assets — (0.1)%		(251,763)
Net Assets — 100.0%		$ 294,746,068
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 5,717,880	$ —	$ (1,555,635)(a)	$ —	$ —	$ 4,162,245	4,162,245	$ 93,401	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—	—	—	—	—	14(c)	—
				$ —	$ —	$ 4,162,245		$ 93,415	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
April 30, 2023
BlackRock Real Estate Securities Fund
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,817,414	EUR	3,437,000	Morgan Stanley & Co. International PLC	07/14/23	$ 13,747
EUR	1,699,000	USD	1,885,927	Morgan Stanley & Co. International PLC	07/14/23	(5,674)
EUR	976,000	USD	1,081,593	Morgan Stanley & Co. International PLC	07/14/23	(1,471)
						$(7,145)
						$ 6,602

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified Telecommunication Services	$ —	$ 1,464,629	$ —	$ 1,464,629
Health Care REITs	24,336,248	—	—	24,336,248
Hotel & Resort REITs	4,628,787	—	—	4,628,787
Hotels, Restaurants & Leisure	3,670,494	—	—	3,670,494
Industrial REITs	40,092,845	—	—	40,092,845
Office REITs	20,848,670	—	—	20,848,670
Residential REITs	47,156,768	—	—	47,156,768
Retail REITs	29,962,902	—	—	29,962,902
Specialized REITs	118,674,243	—	—	118,674,243
Short-Term Securities
Money Market Funds	4,162,245	—	—	4,162,245
	$ 293,533,202	$ 1,464,629	$ —	$ 294,997,831
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 13,747	$ —	$ 13,747

Schedule of Investments (unaudited)  (continued)
April 30, 2023
BlackRock Real Estate Securities Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$ —	$ (7,145)	$ —	$ (7,145)
	$ —	$ 6,602	$ —	$ 6,602
(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
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